Income taxes (Net Changes in Total Valuation Allowance for Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Valuation Allowance [Line Items]
Valuation allowance at beginning of year	¥ 151,665	¥ 169,811	¥ 189,894
Additions	27,147	33,243	34,485
Deductions	(37,891)	(43,723)	(50,247)
Other	5,702	(7,666)	(4,321)
Valuation allowance at end of year	¥ 146,623	¥ 151,665	¥ 169,811